Changes in the Carrying Amount of Goodwill (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Goodwill [Line Items]
Beginning Balance	¥ 22,586		¥ 22,586
Goodwill acquired (Note 3)	14,197
Ending Balance	36,783	$ 5,260	22,586
Baidu General Business excluding SLG
Goodwill [Line Items]
Beginning Balance	16,988		16,988
Goodwill acquired (Note 3)	14,197
Ending Balance	31,185	4,460	16,988
SLG
Goodwill [Line Items]
Beginning Balance	1,777		1,777
Goodwill acquired (Note 3)	0
Ending Balance	1,777	254	1,777
iQIYI
Goodwill [Line Items]
Beginning Balance	3,821		3,821
Goodwill acquired (Note 3)	0
Ending Balance	¥ 3,821	$ 546	¥ 3,821